Finance income and expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest	$ 3.7	$ 3.5
Finance income	3.7	3.5
Finance expenses
Standby charges	2.1	2.1
Amortization of debt issue costs	1.0	0.9
Interest	0.3	7.4
Accretion of lease liabilities	0.1	0.2
Finance expenses	$ 3.5	$ 10.6